Summary of significant accounting policies (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating income (loss)	$ 771	$ (272)	$ (445)
Previously reported
Operating income (loss)	$ 781	$ (1,701)	$ (440)
Net income (loss) per ordinary share	$ 0.19	$ 0.25	$ (0.06)
Weighted average number of ordinary shares outstanding	5,154,759	3,092,859	2,301,993
Weighted average number of ordinary shares outstanding diluted	5,154,759	3,092,859	2,301,993
Net income (loss) per ordinary share diluted	$ 0.19	$ 0.25	$ (0.06)
Restatement
Operating income (loss)	$ 771	$ (272)	$ (445)
Net income (loss) per ordinary share	$ 0.13	$ 0.10	$ (0.02)
Weighted average number of ordinary shares outstanding	7,732,132	7,732,132	7,732,132
Weighted average number of ordinary shares outstanding diluted	7,732,132	7,732,132	7,732,132
Net income (loss) per ordinary share diluted	$ 0.13	$ 0.10	$ (0.02)